SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accounts payable	$ 714,787	$ 980,943	$ 102,112
Accrued expenses	89,466	35,022	5,797
Accrued credit card payables	18,892	119,896	32,395
Other accrued liabilities	6,392	7,721	12,922
Accounts payable and accrued liabilities	829,537	1,143,582	153,226
Accounts payable and other accrued liabilities	$ 829,537	$ 1,143,582	$ 153,226